Derivative Instruments (Tables)	12 Months Ended
Mar. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Total Outstanding Notional Amount and Fair Value of Derivative Instruments

The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2017 and 2016.

			Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2017		31 March 2016
	31 March 2017	31 March 2016	Assets	Liabilities	Assets	Liabilities
Derivatives not accounted for as hedges
Interest rate swap contracts	$100.0	$100.0	$-	$1.1	$-	$3.7
Foreign currency forward contracts	-	0.4	-	-	-	-

Total	$100.0	$100.4	$-	$1.1	$-	$3.7